Investment income (loss), net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investment income (loss),net
Net fair value gain (loss) on treasury investments measured at FVTPL	¥ 160,240	¥ 84,350	¥ 18,248
Net fair value gain (loss) on other financial investments measured at FVTPL	295,243	(262,370)	(51,742)
Net fair value gain (loss) on contingent consideration assets	(127,227)	(18,416)
Net fair value gain (loss) on financial liabilities measured at FVTPL	(514,692)	320,618
Impairment provision for investments	(662,722)	(29,885)	(119,162)
Distribution gain of an investment accounted for using the equity method and others, net (Note 23)	(46,153)	(2,235)	1,187,171
Total	¥ (895,311)	¥ 92,062	¥ 1,034,515